Other Assets - Allowance for Credit Losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Activity in allowance for credit losses related to customer financing receivables, net
Provisions, net	$ (3,706)
Amounts written off as uncollectible	20
Foreign currency translation	(59)
Other	(143)
Balance at end of period	$ (3,888)